Other Payables and Accrued Expenses (Tables)	12 Months Ended
Jun. 30, 2024
Other Payables and Accrued Expenses [Abstract]
Schedule of Components of Other Payables and Accrued Expenses	Components of other payables and accrued expenses are as follows:
	As of June 30,
	2023	2024
	RMB	RMB
Business and other tax payables	493	84,874
Refundable deposits from employees and agents	-	17,762
Professional fees	-	8,539
Accrued expenses to third parties	1,600	26,082
Contributions from members of eHuzhu mutual aid program (Note 2(c))	-	36,460
Others	673	6,792
Total	2,766	180,509